SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION (Details)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Spot RMB [Member]
Offsetting Assets [Line Items]
Foreign currency exchange rate translation		0.15317		0.14334
Average RMB [Member]
Offsetting Assets [Line Items]
Foreign currency exchange rate translation	0.15452	0.14496	0.14298	0.14505
R M B [Member]
Offsetting Assets [Line Items]
Foreign currency exchange rate translation	0.15512		0.14703